Fees Summary	Sep. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,162,965.04
Total Fee Amount	989.20
Total Offset Amount	0.00
Net Fee	$ 989.20
Offering Table N/A
Offset Table N/A	N/A